Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment

United States Dollars 31 December 2019						United States Dollars 31 December 2020
Land, mineral rights and rehabilitation assets	Mine development, infrastructure and other assets	Right-of-use assets relating to mine development, infrastructure and other assets	Total			Total	Right-of-use assets relating to mine development, infrastructure and other assets	Mine development, infrastructure and other assets	Land, mineral rights and rehabilitation assets
				14.	PROPERTY, PLANT AND EQUIPMENT Cost
614.0	9,662.3	—	10,276.3		Balance at beginning of the year	10,972.4	373.0	10,167.1	432.3
(272.1)	271.7	0.4	—		Reclassifications	(0.3)	(0.1)	12.6	(12.8)
30.4	582.1	—	612.5		Additions	583.7	—	583.3	0.4
—	—	—	—		Salares Norte project costs capitalised	1.3	—	1.3	—
—	(88.6)	88.6	—		Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16	—	—	—	—
—	—	209.6	209.6		Right-of-use assets capitalised on adoption of IFRS 16 (refer note 33)	—	—	—	—
—	—	67.3	67.3		Right-of-use assets capitalised during the year (refer note 33)	127.2	127.2	—	—
—	—	5.9	5.9		Remeasurements of right-of-use assets capitalised (refer note 33) 1	12.8	12.8	—	—
—	31.0	—	31.0		General borrowing costs capitalised 2	13.2	—	13.2	—
(3.3)	(11.0)	—	(14.3)		Disposals	(8.7)	—	(8.7)	—
—	(10.0)	—	(10.0)		Disposal of subsidiary	—	—	—	—
(6.2)	(381.6)	(0.3)	(388.1)		Scrapping of assets	(101.7)	(12.8)	(88.1)	(0.8)
66.1	—	—	66.1		Changes in estimates of rehabilitation assets	(6.6)	—	—	(6.6)
3.4	111.2	1.5	116.1		Translation adjustment	208.3	26.4	170.1	11.8

432.3	10,167.1	373.0	10,972.4		Balance at end of the year	11,801.6	526.5	10,850.8	424.3

					Accumulated depreciation and impairment
35.5	5,981.6	—	6,017.1		Balance at beginning of the year	6,315.3	44.0	6,227.7	43.6
—	—	—	—		Reclassifications	(0.3)	—	(0.1)	(0.2)
12.9	555.1	42.0	610.0		Charge for the year	661.3	59.2	581.9	20.2
—	—	—	—		Salares Norte depreciation capitalised	0.6	0.6	—	—
—	(1.3)	1.3	—		Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16	—	—	—	—
—	—	0.2	0.2		Impairment	11.7	—	11.7	—
—	30.0	—	30.0		Write-off of exploration and evaluation assets 3	16.9	—	16.9	—
(3.1)	(8.7)	—	(11.8)		Disposals	(7.8)	—	(7.8)	—
—	(4.1)	—	(4.1)		Disposal of subsidiary	—	—	—	—
(6.2)	(381.6)	(0.3)	(388.1)		Scrapping of assets	(101.7)	(12.8)	(88.1)	(0.8)
4.5	56.7	0.8	62.0		Translation adjustment	134.4	6.9	117.9	9.6

43.6	6,227.7	44.0	6,315.3		Balance at end of the year	7,030.4	97.9	6,860.1	72.4

388.7	3,939.4	329.0	4,657.1		Carrying value at end of the year	4,771.2	428.6	3,990.7	351.9

1	The remeasurements relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Austalian consumer price index (“CPI”).
2
General borrowing costs of US$13.2 million (2019: US$31.0 million) arising on group general borrowings were capitalised during the period and comprised US$12.1 million (2019: US20.0 million) borrowings costs related to the Damang reinvestment project, US$nil (2019: US$11.0 million) borrowings costs related to the Gruyere project and US$1.1 million (2019: US$nil) related to the Salares Norte project. An average interest capitalisation rate of 4.4% (2019: 6.2%) was applied. During 2020, capitalisation of borrowing costs ceased for the Damang reinvestment project and the Gruyere project due to both projects reaching commercial levels of production. In February 2020, the Salares Norte project was approved by the Board and capital expenditure commenced in April 2020, resulting in capitalisation of borrowing costs from that date.

3
The
write-off
of exploration and evaluation assets is due to specific exploration programmes not yielding results to warrant further exploration at the Group’s Australian operations and the US$16.9 million (2019: US$30.0 million) is included in the US$49.7 million (2019: US$84.4 million) “Exploration expense” in the consolidated income statement.